Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 1,606,489	$ 1,352,511	$ 537,555
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	347,977	367,029	388,233
Allowance for (reversal of) credit losses	(154)	(19,930)	15,975
Loss on disposal of property, plant, and equipment		5,432
Deferred tax assets			(423)
Changes in operating assets and liabilities:
Accounts receivable	(50,752)	(1,552,991)	(716,876)
Intangible assets		(53,086)
Inventories	(807,416)	(2,025,725)	1,093,218
Prepayments and other current assets	(17,474)	94,160	170,093
Accounts payable, trade	586,195	2,057,775	(103,240)
Contract liabilities	(63,361)	65,073	(137,699)
Other payables and accrued liabilities	(37,401)	98,485	(7,507)
Tax payable	15,279	11,505	(301)
Net cash provided by operating activities	1,579,382	400,238	1,239,028
Cash flows from investing activities:
Purchase of property, plant, and equipment	(25,759)	(219,121)	(18,165)
Disposal of property, plant, and equipment		989
Amount loan to related parties	(1,025)
Proceeds from repayment by related parties	347,428
Net cash provided by (used in) investing activities	320,644	(218,132)	(18,165)
Cash flows from financing activities:
Capital Contributions			6,760,538
Proceeds from short-term loans	7,143,130	3,671,841	2,526,378
Repayment of short-term loans	(6,059,153)	(2,400,819)	(1,486,105)
Deferred offering costs	(522,318)	(919,207)	(42,060)
Amount financed from related parties	181,116	977,418	515,678
Amount repaid to related parties	(518,379)	(865,770)	(9,993,772)
Net cash provided by (used in) financing activities	224,396	463,463	(1,719,343)
Effect of exchange rate changes	(255,717)	(131,597)	397,892
Net increase (decrease) in cash	1,868,705	513,972	(100,588)
Cash and cash equivalents at beginning of the year	598,933	84,961	185,549
Cash and cash equivalents at end of the year	2,467,638	598,933	84,961
Supplemental disclosures of cash flows information:
Cash paid for income taxes	1,707	475	303
Cash paid for interest expense	$ 191,859	$ 143,727	$ 82,672